Rincon Green at 333 Harrison San Francisco [Fund Name] [Date ] 2026 1

Source: San Francisco Housing Authority 2026 Annual Plan 2 San Francisco Housing Needs ▪ 46.8% of renters in the San Francisco Metro Area are cost burdened. 25.4% are considered severely burdened while prices continue to rise relative to income. ▪ San Francisco needs 20,867 additional units of housing for households with incomes between 0 - 50% of AMI from 2023 - 2031 to address the current supply shortage. ▪ Annually, this requires the production of 2,608 units of deeply affordable housing. ▪ New Affordable housing construction from 2019 - 2023 totaled 2,437 units for households between 0 - 50% of AMI. ▪ New solutions, ideas, and partnerships will be paramount if the city is to cover it's expected future housing needs. Notes: Home prices are the median sale price of existing single family homes and incomes are the median household income within markets. Income data for 2025 are based on Moody's Analytics forecasts. Source: Joint Center for Housing Studies, Harvard University

▪ $7.5 billion in assets ▪ Opened doors in 1984 – established to encourage and assist development of lower income housing while creating employment for the construction trades ▪ Specialize in debt financing for the development and preservation of affordable housing projects ▪ Union construction jobs creation – 100% union labor requirement ▪ Competitive fixed income returns relative to its benchmark, the Bloomberg US Aggregate Bond Index ▪ SEC - registered mutual fund under Investment Company Act of 1940 As of June 30, 2026 Summary of the HIT 3

San Francisco Investments in Construction ElevenEleven Residences $183.9 M HIT Investment $220.2 M Total Development Cost 303 Units 102 Affordable 1,153,192 Hours of On - site Union Construction Work $58.9 M Tax Revenue Generated $367.1 M Total Economic Benefit * Job and economic impact figures are estimates calculated using IMPLAN, an input - output model, based on HIT project data. The data is current as of June 30, 2026. Economic impact data is in 2025 dollars and all other figures are nominal. 4

Jazzie Collins Apartments $19.1 M HIT Investment $52.5 M Total Development Cost 96 Units 100% Affordable 368,640 Hours of On - site Union Construction Work $18.0 M Tax Revenue Generated $108.4 M Total Economic Benefit 101 Polk (The Civic) $58.1 M HIT Investment $82.8 M Total Development Cost 162 Units 12% Affordable 906,894 Hours of On - site Union Construction Work $15.2 M Tax Revenue Generated $196.9 M Total Economic Benefit Recent San Francisco Investments * Job and economic impact figures are estimates calculated using IMPLAN, an input - output model, based on HIT project data. The data is current as of June 30, 2026. Economic impact data is in 2025dollars and all other figures are nominal. 5

San Cristina $17.5 M HIT Investment $49.3 M Total Development Cost 58 Units 100% Affordable 232,130 Hours of On - site Union Construction Work $15.3 M Tax Revenue Generated $93.3 M Total Economic Benefit Ventana Residences $52.0 M HIT Investment $121.9 M Total Development Cost 193 Units 25% Affordable 805,240 Hours of On - site Union Construction Work $39.0 M Tax Revenue Generated $234.4 M Total Economic Benefit Recent San Francisco Investments * Job and economic impact figures are estimates calculated using IMPLAN, an input - output model, based on HIT project data. The data is current as of June 30, 2026. Economic impact data is in 2025 dollars and all other figures are nominal. 6

[Fund Name] and HIT in San Francisco ▪ [Fund Name and Historical Investment Detail] ▪ [Fund Name and Recent Investment Detail] ▪ [Fund Name and Recent Investment Detail] ▪ HIT has remain ed committed to San Francisco , investing in three projects from 2020 - 2025 , including $182 million in the ElevenEleven Residences at Sutter & Larkin. ▪ As San Francisco looks to address their substantial housing needs over the next decade, HIT looks forward to maintaining and strengthening its longstanding relationship with [Fund Name]. 7

HIT’s San Francisco Investments, 1984 - present * Projects 15 Housing units 2,310 Affordable units ( 30% ) 690 Invested $554.2 M Total development cost $949.5 M Total economic impacts $2.4 B Hours of on - site union construction work created 9.5 M Jobs across industries 10,961 Wages and benefits $1.1 B Local, state and federal tax revenue $108.9 M Arc Light Apartments San Francisco 8 * Job and economic impact figures are estimates calculated using IMPLAN, an input - output model, based on HIT project data. The data is current as of June 30, 2026. Economic impact data is in 2025 dollars and all other figures are nominal.

* Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Economic impact data is in 2025 dollars and all other figures are nominal. Building America is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio. Projects – 82% housing 39 Housing projects with affordability 78% Housing units 5,522 Cities represented across 11 states 27 Invested or allocated $1.0 B Total development cost $2.7 B Total economic impacts $6.0 B Hours of on - site union construction work created 23.0 M HIT’s Projects Currently in Construction , as of June 30, 2026* 9

HIT’s Long History of Impact Investing, 1984 – present* Projects – 93% housing 633 Housing projects include affordability 92% Housing units 132,084 Cities represented across 31 states and DC 211 Invested or allocated $11.7 B Total development cost $23.7 B Total economic impacts $52.8 B Hours of on - site union construction work created 217.0 M * Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of June 30, 2026. Economic impact data is in 2025 dollars and all other figures are nominal. Building America is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio. 10

HIT Strategy Overview HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Pension Plan invests in HIT Union workers contribute to pension funds Objectives Strategy Core Competency ▪ Generate competitive risk - adjusted total returns versus its benchmark – primary objective ▪ Create work for union members in the construction trades and related industries ▪ Support housing construction including affordable and workforce ▪ Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) ▪ Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark 11

HIT Performance Relative to Benchmark


Total Returns vs. Benchmark
As of June 30, 2026
HIT Gross
HIT Net
Bloomberg Aggregate^
Treasury Index^
0.63%
0.56%
0.67%
0.32%
4.82%
4.49%
3.79%
2.72%
4.86%
4.53%
4.16%
3.18%
0.39%
0.07%
0.08%
-0.42%
1.75%
1.40%
1.54%
0.86%
3-Month
1-year
3-year
5-year
10-year

^ Source: Bloomberg Index Services Limited. Treasury Index represents the Treasury Component of the Bloomberg US Aggregate Bond Index

The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance data may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT's investors obtain. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

AFL-CIO HOUSING INVESTMENT TRUST
12

HIT Portfolio Allocation The graphs below show the investment makeup of HIT on 6/30/26. Portfolio holdings are subject to change.* 12.0% 12.0% 8.4% 1.4% Sector Allocation Short Term SF MBS U.S. Treasury Multifamily Construction Investments 78% Multifamily MF Permanent MBS 66.2% 1.0% Municipal Fannie Mae/ Freddie Mac 42.8% HUD 22.4% * Based on total investments and includes unfunded commitments but does not include U.S. Treasury futures contracts. 37.3% 13 54.8% 1.4% 2.7% 3.9% Credit Quality Not Rated (Direct Loans) Cash & Cash Equivalents State / Local Government (AAA/AA) Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & GNMA) 96% AA or Better

HIT Fundamentals vs. Benchmarks As of June 30, 2026 14 Treasury Index^ Bloomberg Agg^ HIT Treasury Index^ Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 5.81 5.91 6.03 Effective Duration 100% 77.0% 96.1% AA or Better 0.73 0.22 0.22 Convexity 0% 23.0% 3.9% A & Below/Not Rated Similar Prepayment Risk Higher Yield 100% 76% 79% Prepayment Protection 3.61% 4.04% 4.19% Current Yield 0% 24% 21% No Prepayment Protection 4.37% 4.73% 4.90% Yield to Worst 0.00% 0.26% 0.51% Option Adjusted Spread ^ Source: Bloomberg Index Services Limited. Treasury Index represents the Treasury Component of the Bloomberg US Aggregate Bond Index The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482.

Construction-related Multifamily Investment Process

AFL-CIO HIT

INVESTMENT MANAGEMENT TEAM
IDENTIFY PROJECTS

Mortgage Bankers
Developers
Housing Finance Agencies
Community Organizations
Labor Community
City Representatives

POLICY EFFORTS

Identify Subsidies at the State and City Levels
Work with Local Stakeholders to Move Forward Development

INVESTMENT MANAGEMENT TEAM
ANALYZE AND STRUCTURE PROJECTS

Development Team
Financial Analysis
Market Analysis
Property Characteristics
Project Status
Labor Concurrence
Third-Party Reports
Site Visits
ESG Considerations

UNDERWRITING

Financial Analysis
Market Review
Mortgage Credit
Sponsor/Management

INVESTMENT COMMITTEE

Reviews information on all construction-related multifamily and healthcare investments for the portfolio
Reviews pricing provided
Approves or disapproves transactions for investment, recommends transactions to Executive Committee, if required under 2% of Net Assets or $75 M

PORTFOLIO MANAGEMENT TEAM

Rate lock

over 2% of Net Assets or $75 M

EXECUTIVE COMMITTEE OF THE BOARD OF TRUSTEES

Reviews and approves or disapproves.

ExCom Approval Required for certain Newly Originated Investments:

- **$75 Million:** Any Newly Originated Investments Acquired Pursuant to Declaration of Trust Section 3.3(d)(ii) – (d)(iv)* **> $75 million**
- **2% Net Assets**: Any Other Newly Originated Investment **> 2% Net Assets**

** Among other potential investments, Section 3.3 (d)(ii) concerns state- or local-government-supported direct lending; Section 3.3. (d)(iii) concerns market-rate direct lending; and Section 3.3 (d)(iv) concerns bridge lending in multifamily developments with an allocation or right to receive tax credits.*

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HIT’s Efforts to Support Housing Development Promote Solutions for Capital, Subsidies, Land, Labor ▪ Resources at the Federal, State and City Levels ▪ Incentives for Private Capital Investments ▪ Community Support to Advocate for More Housing Development ▪ Acceleration of Regulatory Building and Zoning Process ▪ Leveraging Scarce Government Subsidies to Attract More Private Capital Potrero Launch Apartments San Francisco 16

Prudent Expense Management 44 17 44 42 43 43 43 41 40 42 34 32 31 32 33 32 31 30 28 26 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 32 34 40 38 36 42 44 46 Expense Ratio (bps) Expense Ratio Reduced to Low - 30's x HIT remains committed to expense management, operational efficiency, and continued asset growth , which is intended to assist in our efforts to achieve a sustainably lower expense ratio.

HIT's Experienced and Diverse Leadership



Chang Suh, CFA
Chief Executive Officer and Chief Investment Officer
30+ years of experience in the financial services industry, specializing in the commercial mortgage industry and housing finance



Erica Khatchadourian
Chief Operating Officer
35+ years of experience in operations, general and personnel management, policy development and accounting for financial transactions, with 32 years at the HIT



Lesyllee White
Chief Marketing Officer
30+ years of business development experience in the financial services industry, with 25+ years at the HIT



Julissa Servello
Managing Director - Investor Relations
25+ years of experience at the HIT engaging with investors, consultants and stake holders



William K. Pierce, CFA
Chief Portfolio Manager
10+ years of experience in financial markets, managing and trading investments, with 5 years at the HIT



Harpreet Peleg, CFA
Chief Financial Officer
25+ years of experience in accounting, finance, operations, regulatory reporting, and compliance with 20 years at the HIT; Leads HIT's subsidiary, Building America CDE



John Hanley
Senior Managing Director – Multifamily Origination
35+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 18 years at the HIT



Nick Milano
General Counsel
30+ years of legal experience in the financial services sector including compliance with regulations under federal and state securities laws, with 16 years at the HIT

AFL-CIO HOUSING INVESTMENT TRUST
18

1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 www.aflcio - hit.com AFL - CIO Housing Investment Trust 19 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . [Employee Name, Title and Contact Information]